Stockholders’ Equity	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

Note 9. Stockholders’ Equity

On December 9, 2025, the board of directors of the Company (the “Board of Directors”) authorized a share repurchase program providing for the repurchase of up to $100.0 million of the Company’s Common Stock. During the three months and six months ended June 30, 2026, the Company repurchased 2,570,974 and 5,238,030 shares of Common Stock for $4.8 million and $12.8 million respectively, including commissions. During the three months ended June 30, 2026, the Company repurchased shares at an average price of $1.85 per share. As of June 30, 2026, approximately $84.4 million remained available under the repurchase program.

In connection with the CFO Silvia Acquisition, the Company recognized an equity-classified contingent consideration with a fair value of $5.9 million, which was recorded within additional paid-in capital as part of the purchase consideration. The arrangement provides for the issuance of a fixed number of the Company’s common shares upon the achievement of specified market-based conditions. See Note 3, CFO Silvia Acquisition, for additional information.

Note 12. Stockholders’ Equity

Preferred stock — The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001 per share. As of December 31, 2025, there were no shares of preferred stock issued and outstanding.

Common stock — The Company is authorized to issue 550,000,000 shares of common stock with a par value of $0.001 per share. As of December 31, 2025, there were 85,166,604 shares of common stock issued and 84,327,208 shares of common stock outstanding (see Note 4). Each share of common stock entitles the holder to one vote.

Treasury stock — On December 11, 2025, the Board of Directors of ProCap Financial, Inc. (the “Company”) approved a share repurchase program (the “2025 Repurchase Program”) providing for the repurchase of up to $100 million of the Company’s outstanding shares of common stock, par value $0.001 per share (the “Common Stock”). Under the 2025 Repurchase Program, the Company is authorized to repurchase shares of Common Stock through open market purchases, privately-negotiated transactions, accelerated share repurchases, or otherwise in accordance with applicable federal securities laws, including through Rule 10b5-1 trading plans and under Rule 10b-18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The 2025 Repurchase Program does not obligate the Company to repurchase shares of Common Stock and the specific timing and amount of repurchases will vary based on available capital resources and other financial and operational performance metrics, market conditions, securities law limitations and other factors.

In connection with the 2025 Repurchase Program, on December 12, 2025, the Company entered into an Open Market Share Repurchase Agreement (the “Repurchase Agreement”) with TD Securities Inc. (the “Broker”) whereby the Broker has agreed to act as a non-exclusive agent on behalf of the Company to repurchase shares of Common Stock in the open market pursuant to Rule 10b5-1 and Rule 10b-18 of the Exchange Act. The Repurchase Agreement will continue in effect until terminated by either the Company or the Broker, with or without cause, upon written notice to the other party. The Company will pay the Broker a commission at a rate of $0.02 for each share of Common Stock repurchased pursuant to the Repurchase Agreement.

As of December 31, 2025, the Company held 839,396 shares of treasury stock, which were acquired for an aggregate purchase price of $2,846,627, as reflected in the accompanying consolidated statements of cash flows.

Warrants — As part of CCCM’s initial public offering, CCCM issued warrants to third party investors where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the initial public offering CCCM completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s common stock at $11.50 per share (the “Private Placement Warrants”). The warrants cannot be exercised until 30 days after the completion of the business combination, and will expire at 5:00pm, New York City time, December 5, 2030. As of December 31. 2025, there were 12,500,000 Public Warrants and 352,500 Private Placement Warrants.

Redemption of Warrants When the Price per Share Equals or Exceeds $18.00

The Company may redeem the outstanding warrants:

● in whole and not in part;

● at a price of $0.01 per warrant;

● upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and

● if, and only if, the last reported sale price (the “closing price”) of the common stock equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant) for any 20 trading days within a 30-trading day period commencing at least 30 days after completion of the business combination and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.